Investments	12 Months Ended
Dec. 31, 2014
Investments
3.	Investments

The amortized cost, gross unrealized gains and losses and fair value for fixed maturities as of December 31, 2014 and 2013 were as follows:

December 31, 2014 — Successor ($ in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$810,057	$47,859	$(590)	$857,326
Obligations of U.S. States and Political Subdivisions	250,008	5,638	(437)	255,209
All other corporate securities	7,279,391	132,480	(34,126)	7,377,745
ABS	373,304	6,107	(2,408)	377,003
CMBS	331,041	3,507	(1,065)	333,483
RMBS	188,055	2,849	(1,023)	189,881

Total fixed maturities	$9,231,856	$198,440	$(39,649)	$9,390,647

December 31, 2013 — Predecessor ($ in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities
U.S. government and agenciies	$70,790	$3,113	$(57)	$73,846
Municipal	2,499	270	—	2,769
Corporate	190,186	5,784	(3,993)	191,977
Foreign government	4,999	165	—	5,164
CMBS	2,588	88	—	2,676
RMBS	13,866	584	—	14,450

Total fixed maturities	$284,928	$10,004	$(4,050)	$290,882

Scheduled Maturities — Successor

The scheduled maturities for fixed maturities are as follows as of December 31, 2014:

($ in thousands)	Amortized Cost	Fair Value
Due in one year or less	$425,248	$425,238
Due after one year through five years	1,775,910	1,779,194
Due after five years through ten years	4,001,723	4,060,017
Due after ten years	2,136,575	2,225,831

Total before asset and mortgage-backed securities	8,339,456	8,490,280
Asset and mortgage-backed securities	892,400	900,367

Total fixed maturities	$9,231,856	$9,390,647

Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. Asset and mortgage-backed securities are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Commercial Mortgage Loans — Successor

The Company diversifies its commercial mortgage loan portfolio by geographical region to reduce concentration risk. The following table presents the Company’s commercial mortgage loan portfolio by geographical region as of December 31, 2014:

($ in thousands)	Carrying Value
Alabama	$1,720
Arizona	35,481
California	255,563
Colorado	22,381
Florida	20,779
Georgia	27,502
Hawaii	8,125
Illinois	53,174
Iowa	1,490
Kentucky	8,260
Maine	4,114
Maryland	35,536
Massachusetts	92,963
Minnesota	52,496
Missouri	9,324
Nevada	14,705
New Jersey	84,007
New York	72,625
North Carolina	31,111
Ohio	38,400
Oklahoma	10,835
Pennsylvania	37,688
South Carolina	3,130
Tennessee	5,719
Texas	103,778
Utah	45,914
Virginia	18,572
Washington	13,138
Wisconsin	6,637
General allowance for loan loss	—

Total commercial mortgage loans	$1,115,167

Credit Quality of Commercial Mortgage Loans

The credit quality of commercial mortgage loans held-for-investment were as follows at December 31, 2014:

	Recorded Investment
	Debt Service Coverage Ratios
($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
Loan-to-value ratios:
Less than 65%	$930,592	$151,700	$29,460	$1,111,752	98%	$1,146,030	98%
65% to 75%	16,591	10,537	—	27,128	2	28,275	2
76% to 80%	—	—	—	—	—	—	—
Greater than 80%	—	—	—	—	—	—	—

Total	$947,183	$162,237	$29,460	$1,138,880	100%	$1,174,305	100%

As of December 31, 2014, the Company had no allowance for credit losses for commercial mortgage loans. As of December 31, 2014, $1,139 million of commercial mortgage loans were in current status and no commercial mortgage and other loans were classified as past due. The Company defines current in its aging of past due commercial mortgage and other loans as less than 30 days past due.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. As of December 31, 2014, the Company held no impaired commercial mortgage loans.

The Company’s commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of December 31, 2014, the Company had no significant commitments to fund borrowers that have been involved in a troubled debt restructuring. For the period from April 1, 2014 through December 31, 2014, there were no new troubled debt restructurings related to commercial mortgage and other loans, and no payment defaults on commercial mortgages.

Other Invested Assets — Successor

The following table sets forth the composition of “Other invested assets” at December 31, 2014:

Successor
($ in thousands)	December 31, 2014
Low income housing tax credit properties	$896
Derivatives	26,001

$26,897

Net Investment Income

Net investment income for the Successor Period from April 1, 2014 through December 31, 2014 and Predecessor Periods for the period from January 1, 2014 through March 31, 2014 and years ended December 31, 2013 and 2012 were as follows:

	Successor	Predecessor
($ in thousands)	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Fixed maturities	$231,972	$2,461	$11,545	$12,138
Commercial mortgage loans	49,417	—	—	—
Cash and short-term investments	4,786	16	23	20
Other investment (loss) income	7,353	—	—	—

Gross investment income	293,528	2,477	11,568	12,158
Investment expenses	4,957	127	633	568

Net investment income	$288,571	$2,350	$10,935	$11,590

Realized Investment Gains and Losses

Realized investment gains and losses for the Successor Period from April 1, 2014 through December 31, 2014 and Predecessor Periods for the period from January 1, 2014 through March 31, 2014 and years ended December 31, 2013 and 2012 were as follows:

	Successor	Predecessor
($ in thousands)	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Realized investment gains, net
Fixed maturities	$25,795	$285	$—	$626
Commercial mortgage loans	2,880	—	—	—
Derivatives	17,417	—	—	—
Other	—	—	—	—

Net realized gains	$46,092	$285	$—	$626

There were no other-than-temporary impairment losses recorded in the Successor Period from April 1, 2014 through December 31, 2014.

There were no other-than-temporary impairment losses recorded in the Predecessor Period from January 1, 2014 through March 31, 2014. Realized capital gains and losses in the Predecessor years ended December 31, 2013 and 2012 included $2 thousand and $19 thousand, respectively, of other-than-temporary impairment losses related to RMBS, none of which were included in other comprehensive income. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2014 and 2013.

Proceeds from sales of fixed maturities and gross realized investment gains and losses for the Successor Period from April 1, 2014 through December 31, 2014 and Predecessor Periods for the period from January 1, 2014 through March 31, 2014 and years ended December 31, 2013 and 2012 were as follows:

	Successor	Predecessor
($ in thousands)	For the Period from April 1, 2014 through December 31, 2014	For the Period from January 1, 2014 through March 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Fixed maturities, available-for-sale
Proceeds from sales	$1,429,177	$5,277	$9,170	$25,367
Gross investment gains from sales	30,403	317	3	645
Gross investment losses from sales	(4,608)	(32)	(1)	—

Unrealized Investment Gains and Losses

The following table summarizes the gross unrealized losses and fair value of fixed maturities by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2014 and 2013:

Successor	Less than 12 months		Greater than 12 months
December 31, 2014 ($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$71,766	$(590)	$—	$—	$71,766	$(590)
Obligations of U.S. States and Political Subdivisions	37,543	(437)	—	—	37,543	(437)
All other corporate securities	1,683,185	(34,126)	—	—	1,683,185	(34,126)
ABS	115,568	(2,408)	—	—	115,568	(2,408)
CMBS	135,203	(1,065)	—	—	135,203	(1,065)
RMBS	92,804	(1,023)	—	—	92,804	(1,023)

Total fixed income securities	$2,136,069	$(39,649)	$—	$—	$2,136,069	$(39,649)

Predecessor	Less than 12 months		Greater than 12 months
December 31, 2013 ($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. government agencies	$4,942	$(57)	$—	$—	$4,942	$(57)
Corporate	75,754	(3,795)	1,770	(198)	77,524	(3,993)

Total fixed income securities	$80,696	$(3,852)	$1,770	$(198)	$82,466	$(4,050)

Portfolio Monitoring

The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed maturity security whose carrying value may be other-than-temporarily impaired.

For each fixed maturity security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.

If the Company has not made the decision to sell the fixed maturity security and it is not more likely than not the Company will be required to sell the fixed maturity security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed maturity security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed maturity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

Net Unrealized Investment Gains and Losses in Accumulated Other Comprehensive Income

($ in thousands) Predecessor	Net Unrealized Gain (Losses) on Investments	VOBA	Future Policy Benefits and Policyholders’ Account Balances	Deferred Income Tax (Liability) Asset	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2011	$20,855	$—	$—	$(7,299)	$13,556
Net investment gains and losses on investments arising during the period	977	—	—	(343)	634
Reclassification adjustment for gains and losses included in net income	596	—	—	(209)	387

Balance, December 31, 2012	$21,236	$—	$—	$(7,433)	$13,803
Net investment gains and losses on investments arising during the period	(15,281)	—	—	5,349	(9,932)
Reclassification adjustment for gains and losses included in net income	1	—	—	—	1

Balance, December 31, 2013	$5,954	$—	$—	$(2,084)	$3,870
Net investment gains and losses on investments arising during the period	2,364	—	—	(828)	1,536
Reclassification adjustment for gains and losses included in net income	285	—	—	(100)	185

Balance, March 31, 2014	$8,033	$—	$—	$(2,812)	$5,221

Successor
Balance, April 1, 2014	$—	$—	$—	$—	$—
Net investment gains and losses on investments arising during the period	159,261	—	—	(55,674)	103,587
Reclassification adjustment for gains and losses included in net income	—	—	—	—	—
Impact of net unrealized investment gains and losses on VOBA	—	(20,287)	—	7,100	(13,187)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	(7,541)	2,639	(4,902)

Balance, December 31, 2014	$159,261	$(20,287)	$(7,541)	$(45,935)	$85,498